INVESTMENT IN JOINT VENTURE (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 03, 2021	Sep. 30, 2021	Dec. 31, 2021
Statement [Line Items]
Ownership interest in joint venture			JCU is a private company that holds a portfolio of twelve uranium project joint venture interests in Canada, including a 10% interest
Acquisition percentage			75.00%
UEX Corporation [Member]
Statement [Line Items]
Cash consideration	$ 20,500,000
Transaction costs	1,356,000	$ 20,500,000
Term loan	40,950,000
Acquisition percentage			50.00%
OURD [Member]
Statement [Line Items]
Cash consideration	$ 41,000,000
Acquisition percentage	50.00%